Operating Lease (Details) - Schedule of maturity of our operating lease liabilities	Jun. 30, 2021 USD ($) shares
Schedule of maturity of our operating lease liabilities [Abstract]
Remainder of Year of 2021	$ 26,016
Year of 2022	56,368
Year of 2023
Year of 2024
Year of 2025
Thereafter
Total lease payments	82,384
Less: imputed interest	$ 3,135
Present value of operating lease liabilities (in Shares) | shares	79,249
Less: current obligation	$ 53,625
Long-term obligation on June 30, 2021	$ 25,624